RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
During the year ended December 31, 2012, a noncontrolling interest holder of a consolidated entity, comprised of Kennedy Wilson executives, received $0.4 million in distributions from a joint venture investment as a result of the sale of a multifamily asset. During the year ended December 31, 2011, a noncontrolling entity comprised of Kennedy Wilson executives co-invested $1.7 million with Kennedy Wilson for the acquisition of new joint venture investments and $0.3 million was distributed to the executives from the joint venture investments.
In 2012, Kennedy Wilson acquired the remaining noncontrolling interests of a consolidated entity from Kennedy Wilson executives. In exchange for the noncontrolling interests, Kennedy Wilson issued 150,000 shares of common stock to the executives and also paid them $0.5 million.
For the years ended December 31, 2012, 2011 and 2010, Kennedy Wilson received $0.5 million, $0.8 million and $0.6 million, respectively, from KW Residential, LLC for consulting services.
The firm of Solomon, Winnett & Rosenfield was paid $0.2 million, $0.2 million, and $0.2 million for income tax services provided by the firm during the years ended December 31, 2012, 2011, and 2010, respectively. Jerry Solomon is a partner in the firm and a member of Kennedy Wilson’s Board of Directors. For the years ended December 31, 2012, 2011, and 2010, Mr. Solomon was paid an immaterial amount of director’s fees.
In 2009, Kennedy Wilson entered into a seven-year lease with an affiliate of a third-party shareholder for its corporate offices in Beverly Hills, California commencing in January 2010 . In 2010, Kennedy-Wilson amended the lease to provide for the rental of additional square footage. As of December 31, 2012, the future minimum lease payments under this agreement are as follows:

Year
2013	$1,493,000
2014	1,537,000
2015	1,583,000
2016	1,632,000
2017	—
Thereafter	—
Total minimum payments	$6,245,000

Rental expense under this arrangement totaled $1.3 million and $1.2 million for the years ended December 31, 2012 and 2011, respectively.
Kennedy Wilson received fees and other income from affiliates and entities in which Kennedy-Wilson holds ownership interests in the following amounts:

	Year ended December 31,
	2012	2011	2010
Property management and leasing fees	$24,509,000	$14,546,000	$12,417,000
Commissions	7,932,000	24,183,000	5,375,000
Sale of real estate	—	—	9,535,000
Total related party revenue	$32,441,000	$38,729,000	$27,327,000

During 2011, Kennedy-Wilson purchased an additional 24% (increasing its interest from 24% to 48%) interest in a condominium project in Northern California for $7.0 million from a related party fund.
During 2011, Kennedy-Wilson acquired a 100% interest in an approximate 200,000 square foot office portfolio in Oakland, California from a related party fund in which Kennedy-Wilson has a 5% ownership interest as further discussed in Note 3 above.
As of December 31, 2011 a total of $33.3 million was due to Kennedy Wilson from various joint venture investments as further discussed in Note 3.
During 2011, as a result of issuing the 8.75% Senior Notes as discussed in Note 12, the Company is subject to reporting associated with non-wholly owned subsidiary guarantors under the Indenture. Therefore, in order to reduce the the reporting requirements, certain direct and indirect non-wholly owned subsidiaries of Kennedy-Wilson, Inc., a wholly-owned subsidiary of Kennedy-Wilson, that are guarantors of the Company's 8.75% Senior Notes, entered into agreements with (i) current and former employees of the Kennedy-Wilson, Inc. (the "Executives") and pooled investment vehicles owned by the executives (the "Executives Entities"), and/or (ii) unaffiliated third parties. The Executives Entities and the unaffiliated third parties were owners of an interest in non-wholly owned subsidiaries that are guarantors under the Indenture. These subsidiaries held ownership interests in unconsolidated co-investment vehicles (each a "Fund Entity"). In the transactions, interests held in the subsidiaries were exchanged for interests in the Fund Entities. As a result of the transactions, each of the subsidiaries became a wholly-owned subsidiary of Kennedy-Wilson, Inc., and each of the Executives, the Executive Entities and unaffiliated third parties continues to hold an economic interest in the relevant Fund Entity that is economically equivalent to the interest held by it prior to such transactions. As a result of this transaction, the Company deconsolidated a balance of $7.0 million of non-controlling interests.
In 2010, Kennedy-Wilson sold a 50% ownership interest in Fairways and its entire 5% interest in another joint venture to KW Fund III in which it also has an ownership interest of 11.62% and is the general partner. The gain recognized on the sale of Fairways in the amount of $0.7 million is included in the accompanying consolidated statements of operations. The gain recognized on the sale of the 5% joint venture interest in the amount of $0.6 million is included in equity in income of joint ventures in the accompanying consolidated statements of operations. Gains on the sale of Fairways and the 5% joint venture interest were deferred in the amount of $0.2 million and are included in accrued expenses and other liabilities in the accompanying consolidated balance sheets.